Consolidated Statements of Changes In Equity - EUR (€) € in Thousands	Total	PIPE Financing [Member]	Kensington Shareholders [Member]	Convertible bonds and other [Member]	Ares Acquisition [Member]	Electromaps Acquisition [Member]	Execution of rights and Warrants [Member]	Private Placement [Member]	ATM [Member]	Share Capital [Member]	Share Capital [Member] PIPE Financing [Member]	Share Capital [Member] Kensington Shareholders [Member]	Share Capital [Member] Wall Box Chargers Shareholders [Member]	Share Capital [Member] Convertible bonds and other [Member]	Share Capital [Member] Ares Acquisition [Member]	Share Capital [Member] Electromaps Acquisition [Member]	Share Capital [Member] Execution of rights and Warrants [Member]	Share Capital [Member] Private Placement [Member]	Share Capital [Member] Coil Acquisition [Member]	Share Capital [Member] ATM [Member]	Share premium [member]	Share premium [member] PIPE Financing [Member]	Share premium [member] Kensington Shareholders [Member]	Share premium [member] Wall Box Chargers Shareholders [Member]	Share premium [member] Convertible bonds and other [Member]	Share premium [member] Ares Acquisition [Member]	Share premium [member] Electromaps Acquisition [Member]	Share premium [member] Execution of rights and Warrants [Member]	Share premium [member] Private Placement [Member]	Share premium [member] Coil Acquisition [Member]	Share premium [member] ATM [Member]	Accumulated Deficit [member]	Other Equity Components [Member]	Other Equity Components [Member] Execution of rights and Warrants [Member]	Other Equity Components [Member] Coil Acquisition [Member]	Foreign Currency Translation Reserve [Member]	Total Equity Parent [Member]	Total Equity Parent [Member] PIPE Financing [Member]	Total Equity Parent [Member] Kensington Shareholders [Member]	Total Equity Parent [Member] Convertible bonds and other [Member]	Total Equity Parent [Member] Ares Acquisition [Member]	Total Equity Parent [Member] Electromaps Acquisition [Member]	Total Equity Parent [Member] Execution of rights and Warrants [Member]	Total Equity Parent [Member] Private Placement [Member]	Total Equity Parent [Member] ATM [Member]	Non-controlling interests [member]
Balance at Dec. 31, 2020	€ 12,232									€ 196											€ 28,725											€ (20,119)	€ 3,353			€ 77	€ 12,232
Total comprehensive (loss)/income for the year
Loss for the Year	(223,777)																															(223,777)					(223,777)
Other Comprehensive (loss)/income for the year	2,524																																			2,524	2,524
Total comprehensive income for the year	(221,253)																															(223,777)				2,524	(221,253)
Transactions with owners of the Company
Contributions of equity		€ 95,860	€ 171,696	€ 87,791							€ 1,332	€ 2,383	€ 40,445	€ 124								€ 94,528	€ 169,313	€ (40,445)	€ 87,667													€ 95,860	€ 171,696	€ 87,791
Issuance costs	(17,397)																				(17,397)																(17,397)
Share based payments	2,143																																2,143				2,143
Total contributions and distributions	340,093									44,284											293,666												2,143				340,093
Increase through other contributions by owners, equity		€ 95,860	€ 171,696	€ 87,791							€ 1,332	€ 2,383	€ 40,445	€ 124								€ 94,528	€ 169,313	€ (40,445)	€ 87,667													€ 95,860	€ 171,696	€ 87,791
Total transactions with owners of the Company	118,840									44,284											293,666											(223,777)	2,143			2,524	118,840
Balance at Dec. 31, 2021	131,072									44,480											322,391											(243,896)	5,496			2,601	131,072
Total comprehensive (loss)/income for the year
Loss for the Year	(62,800)																															(62,800)					(62,800)
Other Comprehensive (loss)/income for the year	7,987																																(9)			7,996	7,987
Total comprehensive income for the year	(54,813)																															(62,800)	(9)			7,996	(54,813)
Transactions with owners of the Company
Contributions of equity							€ 6,321	€ 41,726									€ 204	€ 981										€ 7,408	€ 40,745					€ (1,291)									€ 6,321	€ 41,726
Share based payments	34,837																																34,837				34,837
Total contributions and distributions	92,891									1,289											55,849												35,753				92,891
Increase through other contributions by owners, equity							6,321	41,726									204	981										7,408	40,745					(1,291)									6,321	41,726
Increase (decrease) through acquisition of subsidiary, equity	2,207				€ 6,300	€ 1,500									€ 84	€ 20										€ 6,216	€ 1,480						2,207				2,207				€ 6,300	€ 1,500
Total transactions with owners of the Company	38,078									1,289											55,849											(62,800)	35,744			7,996	38,078
Balance at Dec. 31, 2022	169,150									45,769											378,240											(306,696)	41,240			10,597	169,150
Total comprehensive (loss)/income for the year
Loss for the Year	(112,071)																															(112,068)					(112,068)									€ (3)
Other Comprehensive (loss)/income for the year	(4,729)																																			(4,729)	(4,729)
Total comprehensive income for the year	(116,800)																															(112,068)				(4,729)	(116,797)									(3)
Transactions with owners of the Company
Contributions of equity							1,847	74,242	€ 6,106								731	3,503		€ 316								24,562	70,739		€ 5,790			(23,446)									1,847	74,242	€ 6,106
Issuance costs	(17,397)
Share based payments	16,672																																16,672				16,672
Total contributions and distributions	97,461									4,583											103,375											(1,431)	(9,091)				97,436									25
Increase through other contributions by owners, equity							€ 1,847	€ 74,242	€ 6,106								€ 731	€ 3,503		€ 316								€ 24,562	€ 70,739		€ 5,790			€ (23,446)									€ 1,847	€ 74,242	€ 6,106
Increase (decrease) through acquisition of subsidiary, equity																			€ 33											€ 2,284					€ (2,317)
Non-controlling interest on acquisition of subsidiary	25																																													25
Other movements	(1,431)																															(1,431)					(1,431)
Total transactions with owners of the Company	(19,339)									4,583											103,375											(113,499)	(9,091)			(4,729)	(19,361)									22
Balance at Dec. 31, 2023	€ 149,811									€ 50,352											€ 481,615											€ (420,195)	€ 32,149			€ 5,868	€ 149,789									€ 22